Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties	Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2023	2022	2021	2023	2022	2021	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(12)	(863)	(210)	475	47	34	903	1,423	(2,250)	(1,732)
Fellow subsidiaries	(28)	(60)	(47)	194	171	151	26	31	(251)	(278)
Joint ventures	(183)	(77)	(34)	55	17	4	4,486	4,151	(781)	(973)
	(223)	(1,000)	(291)	724	235	189	5,415	5,605	(3,282)	(2,983)